CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income [abstract]
Net income (loss)	$ (119,341)	$ (42,504)	$ 4,373
Other comprehensive income (loss):
Foreign currency translation adjustment	118	140	(4)
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income	(586)	(945)	687
Net gain (loss) on derivative instruments	(8,341)	3,164	0
Income tax effect	2,502	(812)	(137)
Other comprehensive income (loss) net of tax that will be reclassified to profit or loss in subsequent periods	(6,307)	1,547	546
Total comprehensive income (loss) attributable to:
Owners of Atlassian Corporation Plc	$ (125,648)	$ (40,957)	$ 4,919